Shareholder Report, Holdings (Details) - C000005462	Jun. 30, 2025
Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VSE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
API Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Esab
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
OR Royalties
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%